SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2020
Minimum
Finite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Asset, Useful Life	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Asset, Useful Life	23 years